THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
COMMON STOCK (79.0%)
ARGENTINA (6.3%)
Astra Compania Argentina De Petroleo SA
  (Oil-Production).....................     1,768,030  $  3,182,845
Banco de Galicia y Buenos Aires
  (Banking)............................       114,700     2,064,600
Banco Frances del Rio de la Plata
  S.A.(ADR) (Banking)..................       114,655     3,009,694
Capex SA (Electric)....................       486,300     3,526,109
Corporacion Cementeria Argentina SA
  (Class B) (Building Materials)+......       577,336     2,453,980
Molinos Rio de la Plata SA (ADR) (Multi
  - Industry)..........................       983,447     3,098,239
Perez Companc SA (Spon. ADR)
  (Oil-Services)+......................       433,800     5,466,487
Quilmes Industrial (Quinsa)
  (Registered) (Spon. ADR) (Food,
  Beverages & Tobacco).................       170,325     1,788,412
Telefonica de Argentina
  (Telecommunications).................       427,600     9,941,700
Transportadora De Gas Del Sur SA (ADR)
  (Oil-Services).......................       299,100     3,469,560
YPF Sociedad Anonima (ADS)
  (Oil-Production).....................       691,100    15,722,525
                                                       ------------
                                                         53,724,151
                                                       ------------

BOLIVIA (0.3%)
Compania Bolivia de Energia Electrica
  (Electric)...........................        61,600     2,602,600
                                                       ------------

BRAZIL (3.2%)
Bompreco Supermercados Do Norde SA
  (Food, Beverages & Tobacco)+.........       197,100     3,252,150
Companhia Energetica De Minas Gerais SA
  (Spon. ADR Represents Non-Voting
  Shares) (Telecommunications).........       176,419     5,596,222
Electrobras Centrale (Units)
  (Utilities)..........................    11,382,000     3,534,064
Makro Atacadista (GDS) (144A)
  (Retail)+............................       360,000     3,348,000

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
BRAZIL (CONTINUED)
Perdigao Commercio Industrio SA (Food,
  Beverages & Tobacco).................    44,384,895  $     77,763
Refrigeracao Parana SA (Spon. ADR)
  (Household Appliances
  Furnishings)+........................       251,771     3,014,228
Santista Alimentos SA (Food, Beverages
  & Tobacco)+..........................     3,632,500     7,389,533
Votorantim Celulose E Papel SA (ADR)
  (Forest Products & Paper)............       139,250     1,376,182
                                                       ------------
                                                         27,588,142
                                                       ------------

CANADA (0.3%)
Echo Bay Mines Ltd. (Metals &
  Mining)..............................       312,947     2,450,238
Minera Rayrock, Inc. (Subsidiary Voting
  A Shares) (Metals & Mining)+.........       104,616        45,245
Minera Rayrock Inc. (Multiple Voting B
  Shares) (Metals & Mining)+...........         6,000         2,595
                                                       ------------
                                                          2,498,078
                                                       ------------

CHILE (3.6%)
Administradora De Fondos De Pensiones
  Provida SA (Multi - Industry)........       110,100     2,559,825
Compania Cervecerias Unidas SA (Spon.
  ADR) (Food, Beverages & Tobacco).....       256,000     5,152,000
Compania de Telecomucicaciones de Chile
  SA (Spon. ADR)
  (Telecommunications).................        69,700     6,874,162
Empresa Nacional De Electricas SA (ADR)
  (Capital Goods)......................       144,800     2,660,700
Enersis SA (ADR) (Electric)............        80,000     2,350,000
Madeco S.A. (Spon. ADR) (Metals &
  Mining)..............................       129,000     3,096,000
Sociedad Quimica Y Minera De Chile
  S.A.(ADR) (Chemicals)................       137,146     7,885,895
                                                       ------------
                                                         30,578,582
                                                       ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
CHINA (0.7%)
Dongfang Electrical Machinery Co.
  (Electrical Equipment)...............     3,200,000  $    778,034
Luoyang Glass Co. Ltd. (Building
  Materials)...........................     3,574,000       614,747
Shanghai Erfangji Co. Ltd. (Series B)
  (Capital Goods)+.....................       177,320        17,377
Shanghai Tyre and Rubber Co. Ltd.
  (Series B) (Metals & Mining)+........     3,229,990       781,658
Tsingtao Brewery Co. Ltd. (Series B)
  (Food, Beverages & Tobacco)..........     6,720,000     2,411,697
Yizheng Chemical Fibre Co. Ltd.
  (Chemicals)..........................     7,702,000     1,782,982
                                                       ------------
                                                          6,386,495
                                                       ------------
COLOMBIA (0.6%)
Banco De Colombia (ADR) (Banking)......       440,000     3,410,000
Banco Ganadero SA (ADR) (Banking)......        53,000     1,046,750
Banco Industrial Colombiano SA (ADR)
  (Banking)............................        30,400       558,600
Cementos Diamante SA (Building
  Materials)+..........................        16,200       224,775
Corporacion Financiera Del Valle SA
  (ADR) (144A) (Banking)...............        18,815       101,037
                                                       ------------
                                                          5,341,162
                                                       ------------

CROATIA (0.3%)
Pliva D.D. (GDR) (144A)
  (Pharmaceuticals)+...................        57,800     2,846,650
                                                       ------------

CZECHOSLOVAKIA (2.6%)
Central European Media Entertainment
  Ltd. (Entertainment, Leisure &
  Media)+..............................       123,000     3,490,125
Ceska Pojistovna (Insurance)+..........         3,646       499,154
Cokoladovny Praha (Food, Beverages &
  Tobacco).............................        36,100     4,499,061
Czech Power Company (Utilities)+.......        92,400     3,299,999
         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
CZECHOSLOVAKIA (CONTINUED)
Elektra Opatovice AS
  (Telecommunications).................        30,500  $  4,447,916
SPT Telecom AS (Telecommunications)+...        46,800     5,012,544
Synthesia (Chemicals)+.................        63,000       890,625
                                                       ------------
                                                         22,139,424
                                                       ------------

ECUADOR (0.2%)
La Cemento Nacional CA (GDS) (144A)
  (Construction & Housing).............        10,240     2,068,480
                                                       ------------

EGYPT (0.3%)
Commercial International Bank (Egypt)
  (Banking)+...........................       170,550     2,430,337
                                                       ------------

GHANA (0.1%)
Guiness Ghana Ltd. (Food, Beverages &
  Tobacco).............................     1,845,745       265,447
Pioneer Tobacco Co. (Food, Beverages &
  Tobacco).............................     2,848,800       220,088
Unilever Ghana Ltd. (Food, Beverages &
  Tobacco).............................       450,000       212,069
                                                       ------------
                                                            697,604
                                                       ------------

GREECE (3.0%)
Alpha Credit Bank SA (Banking).........        63,680     4,072,091
Athens Medical Centre (Health
  Services)............................       190,000     1,406,815
Boutaris Wine Co. SA (Food, Beverages &
  Tobacco)+............................         3,500         3,166
Ergo Bank SA (Banking).................        75,000     4,406,289
Hellenic Bottling Co. SA (Food,
  Beverages & Tobacco).................       235,602     7,592,391
Hellenic Sugar Industry SA (Food,
  Beverages & Tobacco).................       318,450     3,121,533
Michaniki SA (Building Materials)......       126,720     1,127,525
Titan Cement Co. SA (Registered)
  (Building Materials).................        66,000     3,742,869
                                                       ------------
                                                         25,472,679
                                                       ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
HONG KONG (1.5%)
Citic Pacific Ltd. (Multi -
  Industry)............................       644,000  $  3,131,585
Concord Land Development Company Ltd.
  (Real Estate)+.......................       202,400       104,706
Guangdong Investment Ltd. (Financial
  Services)............................     3,192,190     2,291,249
Pacific Concord Holdings Ltd.
  (Transport & Services)...............    10,120,000     2,683,026
Yue Yuen Industrial (Holdings) Ltd.
  (Metals & Mining)....................    14,870,000     4,423,126
                                                       ------------
                                                         12,633,692
                                                       ------------

HUNGARY (1.7%)
Julius Meinl International AG (Food,
  Beverages & Tobacco).................        16,800       509,635
Magyar Olaj ES Gas (Natural Gas).......       334,000     3,409,589
Pick Szeged RT (Spon. GDS) (144A)
  (Food, Beverages & Tobacco)..........        45,600     2,055,835
Polifarb Cieszyn SA (Chemicals)+.......       464,300     2,097,446
Wedel SA (Food, Beverages & Tobacco)...       101,217     5,040,968
Zalakeramia RT (Building Materials)....        29,333     1,239,698
                                                       ------------
                                                         14,353,171
                                                       ------------

INDIA (3.9%)
Ashok Leyland Ltd. (GDR)
  (Automotive).........................       267,900     3,013,875
Bajaj Auto Ltd. (GDR) (Automotive).....       156,200     4,998,400
Hindalco Industries Ltd. (GDR) (Metals
  & Mining)............................       273,450     5,026,011
Hindustan Development Corp. (GDR)
  (144A) (Multi - Industry)............     1,000,000       250,000
Indian Petrochemicals Corp. Ltd. (GDR)
  (Chemicals)..........................       395,800     3,760,100
ITC Ltd. (GDR) (Food, Beverages &
  Tobacco).............................       710,000     6,297,700
         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
INDIA (CONTINUED)
Raymond Ltd. (GDR) (Textiles)..........       136,100  $  1,292,950
Reliance Industrial Infrastructure Ltd.
  (GDR) (Chemicals)+...................       274,200     3,084,750
Shiram Industrial Enterprises Ltd.
  (GDR) (144A) (Multi - Industry)......       258,000       129,000
Shriram Industrial Enterprises Ltd.
  (GDR) (Multi - Industry)+............       246,900       123,450
Southern Petrochemical Industries Corp.
  Ltd. (GDS) (144A) (Chemicals)........       422,325     1,583,719
Videocon International Ltd. (GDS)
  (Entertainment, Leisure & Media).....     1,185,500     1,837,525
Wockhardt Ltd. (GDR)
  (Pharmaceuticals)....................       284,400     1,848,600
                                                       ------------
                                                         33,246,080
                                                       ------------

INDONESIA (3.3%)
P.T. Fastfood Indonesia (Food,
  Beverages & Tobacco).................       197,000       313,034
P.T. Goodyear Indonesia (Capital
  Goods)...............................       100,000       107,365
P.T. Indorama Synthetic (Textiles).....       180,000       514,065
P.T. Indoryan Utama (Forest Products &
  Paper)...............................       642,000       578,999
P.T. International Nickel Indonesia
  (Metals & Mining)....................     3,555,700     7,635,172
P.T. Jakarta International Hotel &
  Development (Entertainment, Leisure &
  Media)...............................     3,887,500     2,504,294
P.T. Matahari Putra Prima (Retail).....       241,000       209,588
P.T. Modern Photo Film Co. (Wholesale &
  International Trade).................       377,500     1,041,631
P.T. Multi Bintang Indonesia (Multi -
  Industry)............................       200,000     2,963,281
P.T. Niaga Bank (Banking)..............     1,308,600     3,456,255

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
INDONESIA (CONTINUED)
P.T. Pakuwon Jati (Real Estate)........    11,158,000  $  3,833,541
P.T. Pan Brothers Textiles
  (Textiles)+..........................       165,000       143,494
P.T. Putra Surya Perkasa (Building
  Materials)...........................     1,350,000     1,289,993
P.T. Surya Toto Indonesia (Metals &
  Mining)..............................       900,000     1,835,946
P.T. Tempo Scan Pacific (Health
  Services)............................       664,000       976,680
P.T. Unilever Indonesia (Entertainment,
  Leisure & Media).....................        47,605       715,557
                                                       ------------
                                                         28,118,895
                                                       ------------
ISRAEL (2.1%)
First International Bank (Banking).....        52,500     5,466,004
Israel Chemicals Ltd. (Chemicals)+.....     4,492,500     3,659,165
Koors Industries Ltd. (Multi -
  Industry)............................       287,900     5,002,262
Teva Pharmaceutical Industries Ltd.
  (ADR) (Pharmaceuticals)..............        90,900     3,800,756
                                                       ------------
                                                         17,928,187
                                                       ------------
MALAYSIA (9.9%)
Antah Holdings Berhad (Multi -
  Industry)............................           200           268
Box Pak (Malaysia) Berhad (Packaging &
  Containers)+.........................         1,896         5,215
Carlsberg Brewery Malaysia Berhard
  (Food, Beverages & Tobacco)..........       565,416     3,960,919
Cold Storage Malaysia Berhard (Food,
  Beverages & Tobacco).................        74,000       112,465
Edaran Otomobil Nasional Berhad
  (Automotive).........................       592,000     5,529,531
Golden Hope Plantations Berhard (Metals
  & Mining)............................     3,005,166     5,114,362
Hong Leong Industries Berhard (Multi -
  Industry)............................       807,000     4,120,195
Kian Joo Can Factory Berhard (Capital
  Goods)...............................       814,000     4,445,883
         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
MALAYSIA (CONTINUED)
Kuala Lumpur Kepong Berhad (Metals &
  Mining)..............................     2,695,500  $  6,774,350
Land & General Berhad (Real Estate)....       383,000       833,712
Lion Corp. Berhad (Multi - Industry)...     1,086,000     2,213,562
London & Pacific Insurance Co. Berhad
  (Insurance)..........................       126,000     1,092,117
Malayan Cement Berhad (Building
  Materials)...........................       349,000       780,420
Malaysia Mining Corp. Berhad (Metals &
  Mining)..............................     2,322,600     2,472,756
Malaysian Assurance Alliance Berhad
  (Insurance)..........................       493,500     2,421,940
Malaysian International Shipping Corp.
  Berhad (Transport & Services)........     1,666,333     4,979,243
Malaysian Tobacco Co. Berhad (Food,
  Beverages & Tobacco).................       322,000       471,533
Matsushita Electric Co. Malaysia Berhad
  (Electronics)........................       296,000     2,858,486
Nestle Malaysia Berhad (Food, Beverages
  & Tobacco)...........................     1,065,000     8,345,827
New Straits Times Press Berhad
  (Entertainment, Leisure & Media).....       100,000       526,388
Nylex Malaysia Berhad (Chemicals)......       633,000     1,390,437
Perlis Plantations Berhad (Transport &
  Services)............................     1,845,000     5,294,061
Putera Capital Berhad (Real Estate)....         1,000         2,830
Resorts World Berhad (Entertainment,
  Leisure & Media).....................       907,000     5,205,109
Shell Refining Company Malaysia Berhad
  (Oil-Production).....................       996,500     2,879,087
Sistem Televisyen Malaysia Berhad
  (Entertainment, Leisure & Media).....     2,540,000     5,478,792
Tanjong Co. Berhad (Entertainment,
  Leisure & Media).....................       393,000     1,524,310

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
MALAYSIA (CONTINUED)
Tenaga Nasional Berhad
  (Telecommunications).................     1,548,000  $  6,187,951
UMW Holdings Berhad (Capital Goods)+...           200           918
                                                       ------------
                                                         85,022,667
                                                       ------------
MEXICO (7.8%)
Carso Global Telecom
  (Telecommunications)+................       783,256     1,894,975
Cementos Mexicanos SA de CV (Building
  Materials)...........................     1,899,675     6,811,491
Cifra SA de CV (Class B) (Retail)+.....     2,645,000     3,373,524
Cydsa SA de CV (Class A) (Registered)
  (Chemicals)..........................       456,720       855,642
Desc SA (Multi - Industry)+............        10,666        51,610
Desc Sociedad de Fomento Industrial SA
  de CV (Class A) (Multi -
  Industry)+...........................       268,000     1,379,901
Desc Sociedad de Fomento Industrial SA
  de CV (Class B) (Multi -
  Industry)+...........................       244,000     1,192,755
Empresas La Moderna SA de CV (Food,
  Beverages & Tobacco).................       152,000     2,736,000
Fomento Economico Mexicana SA de CV
  (Class B) (Food, Beverages &
  Tobacco).............................     1,800,000     5,449,133
Gruma SA de CV (Food, Beverages &
  Tobacco)+............................       554,000     2,742,507
Grupo Carso SA de CV (Class A) (Multi -
  Industry)............................       754,400     3,416,328
Grupo Casa Autrey SA de CV (Spon. ADR)
  (Food, Beverages & Tobacco)..........       151,800     2,865,225
Grupo Financiero Banamex Accival SA de
  CV (Class B) (Banking)+..............     1,587,000     3,347,271
Grupo Financiero Banamex Accival SA de
  CV (Class L) (Banking)+..............        18,960        38,579
Grupo Financiero Bancomer SA de CV
  (Financial Services)+................     3,780,000     1,599,231
Grupo Financiero Inbursa SA de CV
  (Financial Services).................        26,322        84,910
Grupo Financiero Probursa SA de CV
  (Class B) (Banking)+.................         1,050            64
         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
MEXICO (CONTINUED)
Grupo Industrial Maseca SA de CV (Spon.
  ADR) (Class B) (Food, Beverages &
  Tobacco).............................       161,733  $  2,951,627
Industrias Penoles SA de CV (Class CP)
  (Metals & Mining)....................       691,500     2,736,831
Kimberly Clark De Mexico SA de CV
  (Class A) (Forest Products &
  Paper)...............................       273,000     5,250,001
Telefonos De Mexico SA de CV (ADR L
  Shares) (Telecommunications).........       506,320    15,442,760
Telefonos De Mexico SA de CV (ADR)
  (Telecommunications).................       200,000       296,875
Transportacion Maritima Mexicana SA de
  CV (ADR L shares) (Transport &
  Services)............................       349,800     2,448,600
                                                       ------------
                                                         66,965,840
                                                       ------------
MOROCCO (0.3%)
Banque Commerciale Du Maroc
  (Banking)+...........................           170         6,936
Elf Gabon SA (Oil-Production)..........         9,461     2,259,585
                                                       ------------
                                                          2,266,521
                                                       ------------
PAKISTAN (0.8%)
Hub Power Co. Ltd. (Spon. GDR)
  (Oil-Services)+......................       235,500     4,651,125
Pakistan Telecommunications Corp. (GDR)
  (Telecommunications)+................        28,000     2,128,000
                                                       ------------
                                                          6,779,125
                                                       ------------
PERU (0.7%)
Cementos Norte Pacasmayo SA (Class T)
  (Building Materials).................       945,540     1,385,241
Creditcorp Holdings Ltd. (Financial
  Services)............................       120,416     2,107,280

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
PERU (CONTINUED)
Minsur SA (Class T) (Metals &
  Mining)..............................             1  $          9
Telefonica del Peru SA
  (Telecommunications).................     1,070,500     2,277,387
                                                       ------------
                                                          5,769,917
                                                       ------------
PHILIPPINES (2.4%)
Filinvest Land Inc. (Building
  Materials)+..........................    14,338,500     4,855,879
Manila Electric Company (Class B)
  (Electric)...........................       663,000     4,869,059
Petron Corp. (Oil-Services)............    11,353,344     3,326,509
Philippine Long Distance Telephone Co.
  (ADR) (Telecommunications)...........         5,600       335,300
Philippine National Bank (Banking)+....       323,290     3,721,275
RFM Corp. (Food, Beverages &
  Tobacco).............................       172,065        28,481
San Miguel Corp. (Class B) (Food,
  Beverages & Tobacco).................     1,089,000     3,936,639
                                                       ------------
                                                         21,073,142
                                                       ------------
POLAND (0.8%)
Bank Przemyslowo-Handlowy SA
  (Banking)............................        64,160     4,450,742
Zaklady Piwowarslie w Zywcu SA (Zywiec)
  (Food, Beverages & Tobacco)..........        50,400     2,241,145
                                                       ------------
                                                          6,691,887
                                                       ------------
PORTUGAL (1.7%)
Banco Commercial Portugues SA
  (Banking)............................       271,985     3,378,253
Cimpor Cimentos de Portugal SA
  (Building Materials).................       122,000     2,565,692
Corporacao Industrial Do Norte
  (Building Materials).................        92,400     3,002,078
Mague-Gestao E Participacoes (Building
  Materials)...........................            76         1,515
Portugal Telecom SA (ADR)
  (Telecommunications).................       138,000     3,570,750
Uniao Cervejaria SA (Food, Beverages &
  Tobacco).............................       132,000     2,381,643
                                                       ------------
                                                         14,899,931
                                                       ------------
         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
RUSSIA (0.9%)
Rostelekom (RDC) (Registered)
  (Telecommunications)+................           295  $  7,463,500
                                                       ------------
SOUTH AFRICA (6.3%)
Amalgamated Banks of South Africa Ltd.
  (Banking)............................     1,231,735     6,272,830
Anglo-American Corp. of South Africa
  Ltd. (Multi - Industry)..............       101,400     6,098,461
Anglovaal Ltd. (GDR) (Multi -
  Industry)............................        71,900     2,174,975
De Beers Consolidated Mines Ltd.
  (Centenary Linked Units) (Metals &
  Mining)..............................       229,000     6,758,240
Distillers Corporation (South Africa)
  Ltd. (Food, Beverages & Tobacco).....       850,000     2,082,884
Engen Ltd. (Oil-Production)............       529,828     2,878,879
Iscor Ltd. (Metals & Mining)...........     3,001,500     2,142,553
Kersaf Investments Ltd. (Entertainment,
  Leisure & Media).....................       131,000     1,284,037
Omni Media Corp. Ltd. (Entertainment,
  Leisure & Media).....................       209,465     3,235,920
Pepkor Ltd. (ADS) (Retail).............       500,000     3,686,250
Premier Group Ltd. (Food, Beverages &
  Tobacco).............................     1,163,150     1,541,610
Sasol Ltd. (Oil-Production)............       698,200     8,517,334
Sun International Bophuthatswana Ltd.
  (Entertainment, Leisure & Media).....     2,199,600     1,968,527
Trans-Natal Coal Corp. Ltd. (Metals &
  Mining)..............................       713,400     5,647,292
                                                       ------------
                                                         54,289,792
                                                       ------------
SOUTH KOREA (3.1%)
Dong Ah Construction Industrial Co.
  Ltd. (EDR) (Building Materials)+.....       172,166     2,415,901
Hansol Paper Co. Ltd. (GDS) (Forest
  Products & Paper)....................       142,188     2,097,273
Hansol Paper Co. Ltd. (GDS) (144A)
  (Forest Products & Paper)+...........        20,903       308,319

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
SOUTH KOREA (CONTINUED)
Hyundai Motor Co. Ltd. (GDS)
  (Automotive)+........................       386,600  $  4,155,950
Kia Motors Corp. (GDS) (144A)
  (Automotive)+........................         1,074        19,601
Korea Electric Power Corp. (ADR)
  (Electric)...........................       234,500     4,221,000
Korea Electric Power Corp. (ADR)
  (Electric)...........................        40,900     1,201,705
Korea Long Term Credit Bank
  (Banking)............................        86,570     1,956,343
Korea Zinc Co. Ltd. (Metals &
  Mining)..............................       104,400     2,246,926
Pohang Iron & Steel Co. Ltd. (Metals &
  Mining)..............................           100         6,366
Pohang Iron & Steel Co. Ltd. (ADS)
  (Metals & Mining)....................       125,000     2,593,750
Samsung Co. (144A) (Electronics)+......         7,699        28,871
Samsung Co. Ltd. (Building
  Materials)+..........................           126           473
Samsung Corp. (GDS represents 1/2
  non-voting common share 144A)
  (Electronics)........................           666         2,614
Samsung Electronics Co. Ltd. (GDS
  represents 1/2 non-voting common
  share) (144A) (Electronics)..........       106,821     2,296,652
Samsung Electronics Co. Ltd. (GDS
  represents 1/2 non-voting preferred
  share) (144A) (Electronics)..........        32,193       515,088
Samsung Electronics Co. Ltd. (GDS
  represents 1/2 voting common share)
  (144A) (Electronics).................         1,845        63,653
Samsung Electronics Co. Ltd. (GDS
  represents 1/2 voting common share)
  (144A) (Electronics)+................         6,123       281,658
Shinhan Bank (Banking).................       125,000     2,492,594
                                                       ------------
                                                         26,904,737
                                                       ------------
TAIWAN (2.5%)
Asia Cement Corp. (GDS) (Building
  Materials)...........................       142,658     2,853,160
China Steel Corp. (GDS) (Metals &
  Mining)..............................       181,700     3,522,709
         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
TAIWAN (CONTINUED)
Hocheng Group Corp. (GDR) (144A)
  (Building Materials).................       408,148  $  3,277,428
Macronix International Co. Ltd. (ADR)
  (Semiconductors)+....................       544,700     7,141,763
Microelectronics Technology Inc. (GDS)
  (Telecommunications)+................        55,946       265,744
President Enterprises Corp. (GDR)
  (Food, Beverages & Tobacco)+.........       294,926     4,423,896
President Enterprises Corp. (GDR)
  (144A) (Food, Beverages &
  Tobacco)+............................        29,476       442,134
                                                       ------------
                                                         21,926,834
                                                       ------------
THAILAND (4.5%)
Advanced Info Service Public Co. Ltd.
  (Telecommunications).................       202,500     2,747,105
American Standard Sanitaryware
  (Thailand) Ltd. (Building
  Materials)...........................        94,800     1,523,934
Bangkok Bank Public Co. Ltd.
  (Banking)............................       421,700     4,497,245
Bangkok Insurance Public Co. Ltd.
  (Insurance)..........................         9,800       138,326
Bangkok Rubber Co. Ltd. (Metals &
  Mining)..............................       454,300       156,747
Bumrungrad Hospital Public Co. Ltd.
  (Health & Personal Care).............       739,575       521,950
Charoen Pokphand Feedmill Public Co.
  Ltd. (Agriculture)...................       329,700     1,279,759
Dhana Siam Finance and Securities
  Public Co. Ltd. (Financial
  Services)............................            68           180
International Cosmetics Public Co. Ltd.
  (Retail).............................       262,040     1,705,492
Krung Thai Bank Public Co. Ltd.
  (Banking)............................     1,713,200     4,634,802
Land & House Public Co. Ltd. (Real
  Estate)..............................       219,100     1,821,178
Lanna Lignite Public Co. Ltd. (Metals &
  Mining)..............................       277,200     2,282,373
Phatra Thanakit Public Co. Ltd.
  (Financial Services).................       538,100     1,993,742

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
THAILAND (CONTINUED)
Saha-Union Public Co. Ltd.
  (Textiles)...........................       665,400  $    776,147
Sahavirya Steel Industries Public Co.
  Ltd. (Metals & Mining)+..............     3,270,600     1,243,865
Siam Cement Public Co. Ltd. (Building
  Materials)...........................       165,500     5,658,334
TelecomAsia Corporation Public Co. Ltd.
  (Telecommunications)+................     1,301,300     2,500,044
Thai Farmers Bank Public Co. Ltd.
  (Banking)............................       330,100     2,523,796
Thai Plastic and Chemical Public Co.
  Ltd. (Chemicals).....................       289,400       902,069
The Oriental Hotel (Thailand) Public
  Co. Ltd. (Entertainment, Leisure &
  Media)...............................       264,200     1,450,223
                                                       ------------
                                                         38,357,311
                                                       ------------
TURKEY (1.8%)
Eregli Demir Ve Celik Fabrikalari A.S.
  (Metals & Mining)....................    28,784,000     3,363,315
Guney Biracilik Ve Malt Sanayii A.S.
  (Food, Beverages & Tobacco)..........     8,974,140       820,237
Koc Holding A.S. (Multi - Industry)....    16,649,000     3,285,531
Mardin Cimento Sanayii Ve Ticaret A.S.
  (Building Materials).................     1,187,000        40,068
Migros Turk A.S. (Food, Beverages &
  Tobacco).............................     3,854,200     3,883,022
Turkiye Garanti Bankasi A.S. (ADR)
  (Banking)............................       338,563     1,642,031
Turkiye Garanti Bankasi A.S. (ADR)
  (144A) (Banking).....................    48,512,500     2,418,571
                                                       ------------
                                                         15,452,775
                                                       ------------
VENEZUELA (1.2%)
Ceramicas Carabobo CA (Spon. ADR)
  (Class A) (Building Materials).......     1,408,000     1,492,480
Ceramicas Carabobo CA (Spon. ADR)
  (Class B) (Building Materials).......       351,998       373,118
         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
VENEZUELA (CONTINUED)
Mavesa CA (Spon. ADR) (144A) (Food,
  Beverages & Tobacco).................       596,343  $  3,662,858
Mavesa SA (Spon. ADR) (144A) (Food,
  Beverages & Tobacco).................       282,388     1,734,484
Venezolana de Prerreducidos Caroni CA
  (GDS) (Metals & Mining)..............       263,000     1,341,300
Venezolana De Pulpa Y Papel CA (GDS)
  (144A) (Metals & Mining).............       739,047     1,939,998
                                                       ------------
                                                         10,544,238
                                                       ------------
ZIMBABWE (0.3%)
Trans Zambezi Industries Ltd. (Multi -
  Industry)............................     1,312,000     2,492,800
                                                       ------------
  TOTAL COMMON STOCK (COST
   $701,911,377).......................                 677,555,426
                                                       ------------
CONVERTIBLE PREFERRED STOCKS (0.3%)
PHILIPPINES (0.3%)
Philippine Long Distance Telephone Co.
  (GDS represents 1 Series 2 Cnv Pfd)
  (Telecommunications).................        90,000     2,970,000
                                                       ------------
  (COST $3,202,982)....................
PREFERRED STOCK (7.7%)
ARGENTINA (0.1%)
Quilmes Industrial (Quinsa)(Sponsored
  ADR non-voting) (Food, Beverages &
  Tobacco).............................        93,850       961,962
                                                       ------------
BRAZIL (7.6%)
Banco Do Estado De Sao Paulo SA
  (Banking)+...........................    14,100,000        32,938
Ceval Alimentos SA (ADR) (Food,
  Beverages & Tobacco).................       190,000     1,830,821
Companhia Acos Especiais Itabira (ADR)
  (Metals & Mining)....................       420,000     1,520,400

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
BRAZIL (CONTINUED)
Companhia Energetica De Minas Gerais SA
  (ADR) (Telecommunications)...........       287,547  $  9,121,336
Companhia Hering (Textiles)............    71,300,000       485,795
Companhia Vale Do Rio Doce SA (Spon.
  ADR) (Metals & Mining)...............       387,200     8,140,493
Copene Petroquimica Do Nordeote SA
  (Sponsored ADR) (Class A)
  (Chemicals)..........................       166,200     3,178,658
Hering Textile Companhia SA
  (Textiles)+..........................    14,260,000        18,738
Iochpe Maxion SA (Automotive)+.........    22,260,000     2,144,991
Perdigao Commercio Industrio SA (Food,
  Beverages & Tobacco).................   900,000,000     1,681,933
Petroleo Brasileiro SA (Chemicals).....    65,533,333     8,483,577
Telecomunicacoes Brasileiras SA (ADR)
  (Telecommunications).................       323,663    24,112,893
Telecomunicacoes de Minas Gerais SA
  (Telecommunications)+................       625,000        74,826
Telecomunicacoes de Rio de Janeiro SA
  (Telecommunications)+................    37,130,000     3,577,876
Varig SA (Transportation)+.............       130,000       199,924
                                                       ------------
                                                         64,605,199
                                                       ------------
GREECE (0.0%)(1)
Delta Dairy SA (Food, Beverages &
  Tobacco).............................         1,417        11,863
Michaniki SA (Building Materials)......        11,520        92,082
                                                       ------------
                                                            103,945
                                                       ------------
  TOTAL PREFERRED STOCK (COST
   $52,294,837)........................                  65,671,106
                                                       ------------
         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
RIGHTS AND WARRANTS (0.0%)(1)
MALAYSIA (0.0%)(1)
London & Pacific Insurance Co. Berhad
  (Expire 11/18/96) (Insurance)........        36,000  $    212,297
UMW Holdings Berhad (Expire 1/26/00)
  (Capital Goods)+.....................           200           487
                                                       ------------
                                                            212,784
                                                       ------------
THAILAND (0.0%)(1)
Thai Farmers Bank Public Co Ltd.
  (Expire 9/30/99) (Banking)+..........        41,263        62,691
                                                       ------------
  TOTAL WARRANTS (COST $87,990)........                     275,475
                                                       ------------
                                          PRINCIPAL
                                            AMOUNT
                                         ------------
CONVERTIBLE BONDS (3.6%)
MALAYSIA (0.9%)
Telekom Malaysia Berhad, 4.00% due
  10/03/04 (Telecommunications)........  $  7,545,000     7,889,278
                                                       ------------
INDONESIA (0.1%)
P.T. Inti Indorayon Utama, 7.00% due
  05/02/06 (Forest Products & Paper)...       900,000       702,000
                                                       ------------
MEXICO (0.1%)
Nacional Financiera, 11.25% due
  05/15/98 (Financial Services)........        25,000       803,125
                                                       ------------
SOUTH KOREA (0.7%)
Daewoo Heavy Industries Ltd., 3.00% due
  12/31/01 (Capital Goods).............       200,000       200,000
Ssangyong Cement Ltd., 3.00% due
  12/31/05 (Building Materials)........     2,800,000     3,472,000
Ssangyong Oil Refining Co. Ltd., 3.75%
  due 12/31/08 (Oil-Production)........     2,000,000     2,125,000
                                                       ------------
                                                          5,797,000
                                                       ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

                                          PRINCIPAL
         SECURITY DESCRIPTION               AMOUNT        VALUE
---------------------------------------  ------------  ------------
TAIWAN (1.4%)
Far Eastern Department Stores Ltd.,
  3.00% due 07/06/01 (Retail)..........  $  3,383,000  $  3,636,725
Pacific Electric Wire & Cable Co. Ltd.,
  3.75% due 10/31/01 (Electrical
  Equipment)...........................       300,000       404,250
Yang Ming Marine Transport Corp., 2.00%
  due 10/06/01 (Transport &
  Services)............................     5,710,000     6,587,913
Yieh Loong Co. Ltd., 2.00% due 12/31/00
  (Metals & Mining)....................     2,500,000     1,534,297
                                                       ------------
                                                         12,163,185
                                                       ------------
THAILAND (0.4%)
Siam Commercial Bank Public Co. Ltd.,
  3.25% due 01/24/04 (Banking).........     3,870,000     3,628,125
                                                       ------------
  TOTAL CONVERTIBLE BONDS (COST
   $34,551,561)........................                  30,982,713
                                                       ------------
                                            UNITS
                                         ------------
UNIT TRUSTS (2.3%)
CHILE (0.1%)
Chile Fund Inc.+.......................        33,000       717,750
                                                       ------------
GHANA (0.1%)
Blakeney Investors+*...................       100,000     1,003,000
                                                       ------------
RUSSIA (1.9%)
New Century Holdings Ltd. (Partnership
  III; Group B)+*......................         1,800     6,186,600
New Century Holdings Ltd. (Partnership
  IV; Group I)+*.......................         2,000     3,516,000
New Century Holdings Ltd. (Partnership
  V; Group II)+*.......................         3,800     6,604,400
                                                       ------------
                                                         16,307,000
                                                       ------------
         SECURITY DESCRIPTION               UNITS         VALUE
---------------------------------------  ------------  ------------

TAIWAN (0.2%)
R.O.C. Taiwan Fund+....................       140,000  $  1,365,000
                                                       ------------
  TOTAL UNIT TRUSTS (COST
   $10,649,500)........................                  19,392,750
                                                       ------------
                                          PRINCIPAL
                                            AMOUNT
                                         ------------
SHORT-TERM INVESTMENTS (7.1%)
REPURCHASE AGREEMENT (7.1%)
State Street Bank and Trust, 4.75%
  dated 10/31/95 due 11/01/96, proceeds
  $60,437,973 (collateralized by
  $48,980,000 U.S. Treasury Bond, 8.75%
  due 5/1/17, valued at $61,639,371)
  (cost $60,430,000)...................    60,430,000    60,430,000
                                                       ------------
TOTAL INVESTMENTS (COST $863,128,247) (100.0%).......
                                                        857,277,470
OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%).........
                                                          2,081,298
                                                       ------------
NET ASSETS (100.0%)..................................  $859,358,768
                                                       ------------
                                                       ------------

------------------------------
Note: Based on the cost of investments of $864,745,112 for Federal Income Tax purposes at October 31, 1996 the aggregate gross unrealized appreciation and depreciation was $115,341,129 and $122,808,771 respectively, resulting in net unrealized depreciation of $7,467,642.

+ - Non-income producing securities.
* - Restricted securities. See Note 4.
1 - Less than .01%
ADR - American Depositary Receipt.
ADS - American Depositary Shares.
Spon. ADR - Sponsored ADR.
EDR - European Depositary Receipt.
GDR - Global Depositary Receipt.
GDS - Global Depositary Shares.
RDC - Russian Depositary Certificate.
144A - Securities restricted for resale to Qualified Institutional Buyers.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

                                                                                                        PERCENT OF
                                                                                                         PORTFOLIO
                                                                                                        -----------
Banking...............................................................................................       15.80%
Telecommunications....................................................................................       14.55%
Food, Beverages & Tobacco.............................................................................       12.69%
Metals & Mining.......................................................................................       10.13%
Building Materials....................................................................................        5.98%
Multi-Industry........................................................................................        5.41%
Chemicals.............................................................................................        4.61%
Oil-Production........................................................................................        4.38%
Entertainment, Leisure & Media........................................................................        3.41%
Transport & Services..................................................................................        2.57%
Automotive............................................................................................        2.32%
Unit Trusts...........................................................................................        2.26%
Electric..............................................................................................        2.19%
Oil-Services..........................................................................................        1.97%
Retail................................................................................................        1.86%
Forest Products & Paper...............................................................................        1.20%
Financial Services....................................................................................        1.04%
Pharmaceuticals.......................................................................................        0.99%
Capital Goods.........................................................................................        0.87%
Semiconductors........................................................................................        0.83%
Utilities.............................................................................................        0.80%
Real Estate...........................................................................................        0.77%
Electronics...........................................................................................        0.71%
Insurance.............................................................................................        0.51%
Natural Gas...........................................................................................        0.40%
Textiles..............................................................................................        0.38%
Household Appliances Furnishings......................................................................        0.35%
Health Services.......................................................................................        0.28%
Construction & Housing................................................................................        0.24%
Agriculture...........................................................................................        0.15%
Electrical Equipment..................................................................................        0.14%
Wholesale & International Trade.......................................................................        0.12%
Health & Personal Care................................................................................        0.06%
Transportation........................................................................................        0.02%
Packaging & Containers................................................................................        0.01%
                                                                                                        -----------
                                                                                                            100.00%
                                                                                                        -----------
                                                                                                        -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost
  $802,698,247)                          $796,847,470
Repurchase Agreement (Cost $60,430,000)   60,430,000
Foreign Currency at Value (Cost
  $13,001,163)                            13,232,543
Receivable for Investments Sold            1,944,107
Dividends Receivable                       1,070,968
Interest Receivable                          372,778
Deferred Organization Expenses                 3,356
Prepaid Trustees' Fees and Expenses            2,354
Prepaid Expenses and Other Assets              5,294
                                         -----------
    Total Assets                         873,908,870
                                         -----------

LIABILITIES
Payable for Investments Purchased         13,367,199
Advisory Fee Payable                         733,156
Custody Fee Payable                          296,052
Payable to Custodian                          39,609
Administrative Services Fee Payable           23,372
Administration Fee Payable                     2,227
Fund Services Fee Payable                        357
Accrued Expenses                              88,130
                                         -----------
    Total Liabilities                     14,550,102
                                         -----------

NET ASSETS
Applicable to Investors' Beneficial
  Interests                              $859,358,768
                                         -----------
                                         -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign
  Withholding Tax of $1,920,325)                     $15,533,339
Interest Income                                       2,951,479
                                                     ----------
    Investment Income                                18,484,818

EXPENSES
Advisory Fee                             $7,825,873
Custodian Fees and Expenses               1,348,716
Administrative Services Fee                 183,498
Professional Fees and Expenses               97,584
Administration Fee                           71,970
Fund Services Fee                            36,851
Trustees' Fees and Expenses                  14,424
Amortization of Organization Expense            911
Miscellaneous                                10,103
                                         ----------
    Total Expenses                                    9,589,930
                                                     ----------
NET INVESTMENT INCOME                                 8,894,888

NET REALIZED LOSS ON
Investment Transactions                  (7,070,634)
Foreign Currency Transactions              (146,081)
                                         ----------
    Net Realized Loss                                (7,216,715)

NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
Investments                              41,838,536
Foreign Currency Contracts and
  Translations                              275,233
                                         ----------
    Net Change in Unrealized
    Appreciation (Depreciation)                      42,113,769
                                                     ----------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $43,791,942
                                                     ----------
                                                     ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                         FOR THE FISCAL YEAR ENDED
                                                OCTOBER 31,
                                         --------------------------
                                             1996          1995
                                         ------------  ------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                    $  8,894,888  $  6,090,029
Net Realized Loss on Investment and
  Foreign Currency Transactions            (7,216,715)  (28,967,303)
Net Change in Unrealized Appreciation
  (Depreciation) of Investment and
  Foreign Currency Contracts and
  Translations                             42,113,769  (102,424,260)
                                         ------------  ------------
    Net Increase (Decrease) in Net
    Assets Resulting from Operations       43,791,942  (125,301,534)
                                         ------------  ------------

TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS
Contributions                             449,754,895   350,949,115
Withdrawals                              (253,675,258) (153,817,752)
                                         ------------  ------------
    Net Increase from Investors'
    Transactions                          196,079,637   197,131,363
                                         ------------  ------------
    Total Increase in Net Assets          239,871,579    71,829,829

NET ASSETS
Beginning of Fiscal Year                  619,487,189   547,657,360
                                         ------------  ------------
End of Fiscal Year                       $859,358,768  $619,487,189
                                         ------------  ------------
                                         ------------  ------------


-------------------------------------------------------------------
SUPPLEMENTARY DATA
-------------------------------------------------------------------
                                         FOR THE   FOR THE PERIOD
                                          FISCAL    NOVEMBER 15,
                                           YEAR         1993
                                          ENDED     (COMMENCEMENT
                                         OCTOBER         OF
                                           31,     OPERATIONS) TO
                                         --------    OCTOBER 31,
                                         1996 1995      1994
                                         ---  ---  ---------------

RATIOS TO AVERAGE NET ASSETS
  Expenses                               1.23% 1.31%       1.36%(a)
  Net Investment Income                  1.14% 1.07%       0.66%(a)
Portfolio Turnover                        31%  41%         27%
Average Broker Commissions               .0006  --         --

------------------------
(a)Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Emerging Markets Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 16, 1993. The Portfolio commenced operations on November 15, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $223,722,513 on that date from the JPM Emerging Markets Equity Fund, Ltd. in exchange for a beneficial interest in the Portfolio. The Portfolio's investment objective is to provide a high total return from a portfolio of equity securities of companies in emerging markets. The Declaration of the Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements prepared in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures may include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; operating data and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

      Investments in emerging markets may involve certain considerations and risks not typically associated with investments in the Unites States. Future economic and political developments in emerging market countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

    b)The books and records of the Portfolio are maintained in U.S. dollars. The market values of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------
      exchange rates at the end of the period. Purchases, sales, income and expense are translated at the exchange rate prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

      Since the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    c)Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or at the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. Dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of forward and spot foreign currency contract translations.

    e)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

    f)The Portfolio incurred organization expenses in the amount of $7,629. These costs were deferred and are being amortized on a straight-line basis over a five year period from the commencement of operations.

    g)The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
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2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 1.00% of the Portfolio's average daily net assets. For the fiscal year ended October 31, 1996, such fees amounted to $7,825,873.

    b)The Portfolio had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and exclusive placement agent. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolio and paid the compensation of the Portfolio's officers affiliated with Signature. Until December 28, 1995, the agreement provided for a fee to be paid to Signature at an annual fee rate determined by the following schedule: 0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the Administration Agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate was applied each day to the net assets of the Portfolio. For the period November 1, 1995 through December 28, 1995, such fees amounted to $6,052.

      Effective December 29, 1995, the Administration Agreement was amended such that the fee charged was equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds, The JPM Institutional Funds or the JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the total net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period December 29, 1995 through July 31, 1996, such fees amounted to $60,199. The Administration Agreement with Signature was terminated July 31,1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker dealer, and by Morgan. FDI also serves as the Portfolio's exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period August 1, 1996 through October 31, 1996, the fee for these services amounted to $5,719.

    c)Until August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement with Morgan which provided that Morgan would receive a fee, based on the percentage described below, for overseeing certain aspects of the administration and operation of the Portfolio and was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated exclusive of the advisory fee, custody expenses, fund services fee, amortization of organization expenses and brokerage

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
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      costs at 0.03% of the Portfolio's average daily net assets. From September 1, 1995 until December 28, 1995, an interim agreement between the Portfolio and Morgan provided for the continuation of the oversight functions that were outlined under the Services Agreement and that Morgan should bear all of its expenses incurred in connection with these services.

      Effective December 29, 1995, the Portfolio entered into an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan was responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio had agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996 this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share that the Portfolio's net assets bore to the net assets of the Master Portfolios and investors in the Master Portfolios for which Morgan provides similar services. For the period December 29, 1995 through July 31, 1996, such fees amounted to $114,989.

      Effective August 1, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.09% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.04% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The allocation of the Fund's portion of this charge is described above. For the period from August 1, 1996 through October 31, 1996, the fee for these services amounted to $68,509.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $36,851 for the fiscal year ended October 31, 1996.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds and the Master Portfolios. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $4,700.

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
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3. INVESTMENT TRANSACTIONS:

Investment transactions (excluding short-term investments) for the fiscal year ended October 31, 1996 were as follows:

                                           COST OF     PROCEEDS
                                          PURCHASES   FROM SALES
                                         -----------  -----------
                                         406,600,163  228,363,813
                                         -----------  -----------

4. RESTRICTED SECURITIES:

                                                      DATE        U.S. $
                                         SHARES     ACQUIRED       COST
                                         -------  ------------  ----------
New Century Holdings Ltd. Partnership
 III...................................    1,800      4/11/94   $1,800,000
New Century Holdings Ltd. Partnership
 IV....................................    2,000      6/16/94   $2,000,000
New Century Holdings Ltd. Partnership
 V.....................................    3,800      11/9/94   $3,800,000
Blakeney Investors.....................  100,000      11/1/96   $1,000,000

The securities shown above are restricted as to sale and have been valued at fair value in accordance with the procedures described in Note 1a. The value of these securities at October 31, 1996 is $17,310,000 representing 2.0% of net assets.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Emerging Markets Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Emerging Markets Equity Portfolio (the "Portfolio") at October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the two years in the period then ended and for the period November 15, 1993 (commencement of operations) through October 31, 1994, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits which involved confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
December 26, 1996

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